Net Loss Per Share	8 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Net Loss Per Share
NOTE 13. NET LOSS PER SHARE
Basic net loss per share is computed by dividing net loss allocable to common shareholders by the weighted average number of common shares outstanding during the period. Diluted net loss per common share adjusts net loss and net loss per common share for the effect of all potentially dilutive shares of the Company’s Common Stock. Basic net loss per common share is the same as dilutive net loss per common share for the three and eight months ended September 30, 2021, as the inclusion of all potential common shares would have been antidilutive. Public and private warrants that were sold by GWAC in its initial public offering or concurrent with its initial public offering, respectively, and assumed by the Company as of the Effective Date of the Business Combination are the only potentially dilutive securities that have been outstanding for the Company during the three and eight months ended September 30, 2021.
The following table presents the common shares that are excluded from the computation of diluted net loss per common share as of the periods presented because including them would have been antidilutive.

September 30, 2021
Public Warrants	8,500,000
Private Placement Warrants	114,000

8,614,000